INVENTORY (Tables)	12 Months Ended
Oct. 31, 2023
Notes and other explanatory information [abstract]
Schedule of inventory

	October 31, 2023	October 31, 2022
	$	$
Raw materials	501,433	134,926
Work in process	3,677,502	2,735,000
Finished goods	315,322	261,951
Ending balance	4,494,257	3,131,877